Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
US$

2019	496
2020	1,191
2021	788
2022	514
2022 and thereafter	414

3,403

US$

2018	1,138
2019	721
2020	654
2021	1,171
2022 and thereafter	-

3,684